Summary of Significant Accounting Policies (Details Narrative) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jun. 30, 2020	Mar. 12, 2020
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Loss for the period	$ (54,305)	$ (54,305)	$ (49,220)	$ (37,593)
Cash flows from (used in) operating activities		(19,894)	(9,434)	$ (4,116)
Net current liability	22,210	22,210
Assets (liabilities)	(6,284)	(6,284)	10,519
Increase in capital	34,093	34,093
Amount of capital raise in planning	37,500	37,500
Directors and Group [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Amount of capital raise in planning	52,500	$ 52,500
Bottom of Range [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill		5 years
Top of Range [member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Useful lives or amortisation rates, intangible assets other than goodwill		50 years
Bank Borrowing Facility Agreement [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Repayment of bank debt		$ 20,000
Bank Borrowing Facility Agreement [Member] | Bottom of Range [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Repayment of bank debt		17,900
Bank of New Zealand [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Loan facility extended			$ 20,000
New Zealand Government [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Received subsidies	$ 2,000	$ 2,000
Events occurring after reporting date [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Increase in capital					$ 9,000
Events occurring after reporting date [Member] | Bank of New Zealand [Member]
SummaryOfSignificantAccountingPoliciesLineItems [Line Items]
Loan facility extended						$ 16,700